Loans receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans Receivable Details [Abstract]
Current (terms of one year or less)	$ 69,693	$ 65,397
Non-current (terms exceeding one year)	221	248
Gross loans receivable	$ 69,914	$ 65,645